Summary of Significant Accounting Policies - Schedule of Depreciation Rate of Property, Plant and Equipment (Details) (PREMA LIFE PTY. LTD) - PREMA LIFE PTY. LTD. [Member]	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Plant and Equipment [Member] | Minimum [Member]
Plant and equipment, depreciation rates	10.00%	10.00%
Plant and Equipment [Member] | Maximum [Member]
Plant and equipment, depreciation rates	100.00%	100.00%
Furniture and Fittings [Member] | Minimum [Member]
Plant and equipment, depreciation rates	10.00%	10.00%
Furniture and Fittings [Member] | Maximum [Member]
Plant and equipment, depreciation rates	20.00%	20.00%
Office Equipment [Member] | Minimum [Member]
Plant and equipment, depreciation rates	10.00%	10.00%
Office Equipment [Member] | Maximum [Member]
Plant and equipment, depreciation rates	100.00%	100.00%
Manufacturing Equipment [Member]
Plant and equipment, depreciation rates	20.00%	20.00%